Allowances for Loan Losses - Summary of Aging Analysis of the Recorded Investment of Past-Due Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Purchased Credit Impaired Loans	$ 4,365	$ 5,556
Total Loans	790,181	715,039	$ 236,840
Total > 90 Days and Accruing	0	762	147
Agriculture Loans [Member]
Financing Receivable, Past Due [Line Items]
Purchased Credit Impaired Loans	0	0
Total Loans	7,710	9,341	11,246
Total > 90 Days and Accruing	0	0	0
Commercial and PPP Loans [Member]
Financing Receivable, Past Due [Line Items]
Purchased Credit Impaired Loans	0	512
Total Loans	90,979	122,378	21,534
Total > 90 Days and Accruing	0	0
Commercial Loans [Member]
Financing Receivable, Past Due [Line Items]
Total Loans			21,534
Total > 90 Days and Accruing			0
Commercial Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Purchased Credit Impaired Loans	4,365	4,394
Total Loans	435,588	338,749	27,261
Total > 90 Days and Accruing	0	0	0
Residential Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Purchased Credit Impaired Loans	0	650
Total Loans	241,401	231,302	167,536
Total > 90 Days and Accruing	0	762	147
Consumer Loans [Member]
Financing Receivable, Past Due [Line Items]
Purchased Credit Impaired Loans	0	0
Total Loans	8,689	7,087	2,514
Total > 90 Days and Accruing	0	0	0
Municipal Loans [Member]
Financing Receivable, Past Due [Line Items]
Purchased Credit Impaired Loans		0
Total Loans	5,814	6,182	6,749
Total > 90 Days and Accruing	0	0	0
30-59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	2,096	1,852	2,851
30-59 Days Past Due [Member] | Agriculture Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	154	83	171
30-59 Days Past Due [Member] | Commercial and PPP Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	0	66
30-59 Days Past Due [Member] | Commercial Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross			66
30-59 Days Past Due [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	460	245	1,297
30-59 Days Past Due [Member] | Residential Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	1,467	1,427	1,248
30-59 Days Past Due [Member] | Consumer Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	15	31	69
30-59 Days Past Due [Member] | Municipal Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross		0	0
60-89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	373	213	857
60-89 Days Past Due [Member] | Agriculture Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	0	0	0
60-89 Days Past Due [Member] | Commercial and PPP Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	21	0
60-89 Days Past Due [Member] | Commercial Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross			0
60-89 Days Past Due [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	140	0	0
60-89 Days Past Due [Member] | Residential Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	210	211	831
60-89 Days Past Due [Member] | Consumer Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	2	2	26
60-89 Days Past Due [Member] | Municipal Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	0	0	0
90 Days or Greater Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	338	869	344
90 Days or Greater Past Due [Member] | Agriculture Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	0	0	0
90 Days or Greater Past Due [Member] | Commercial and PPP Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	0	0
90 Days or Greater Past Due [Member] | Commercial Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross			6
90 Days or Greater Past Due [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	0	0	0
90 Days or Greater Past Due [Member] | Residential Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	338	869	338
90 Days or Greater Past Due [Member] | Consumer Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	0	0	0
90 Days or Greater Past Due [Member] | Municipal Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	0	0	0
Total Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	2,807	2,934	4,052
Total Past Due [Member] | Agriculture Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	154	83	171
Total Past Due [Member] | Commercial and PPP Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	21	66
Total Past Due [Member] | Commercial Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross			72
Total Past Due [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	600	245	1,297
Total Past Due [Member] | Residential Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	2,015	2,507	2,417
Total Past Due [Member] | Consumer Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	17	33	95
Total Past Due [Member] | Municipal Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross		0	0
Current [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	783,009	706,549	232,788
Current [Member] | Agriculture Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	7,556	9,258	11,075
Current [Member] | Commercial and PPP Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	90,958	121,800
Current [Member] | Commercial Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross			21,462
Current [Member] | Commercial Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	430,623	334,110	25,964
Current [Member] | Residential Real Estate Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	239,386	228,145	165,119
Current [Member] | Consumer Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	8,672	7,054	2,419
Current [Member] | Municipal Loans [Member]
Financing Receivable, Past Due [Line Items]
Loans, Gross	$ 5,814	$ 6,182	$ 6,749